Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Abstract]
Borrowings
(Figures in USD)	June 30, 2022	December 31, 2021

16	Borrowings

Term loan	2,376,804	Nil
Bonds	176,925,643	182,781,617
	179,302,447	182,781,617

The current and non- current break up as below:
Non- Current	Maturity
Term loan	2028	1,980,670	Nil
		1,980,670	Nil
Current
Term loan		396,134	Nil
Bonds	On demand	176,925,643	182,781,617
		177,321,777	182,781,617

	Coupon	Effective interest		2022	2021
Bonds	rate %	rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	176,925,643	182,781,617

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. An amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. At 31 December 2021, management has assessed the value of the call option of USD 5,422,917 and classified as change in fair value of derivative financial instrument. The comparative amount of USD 340,504 relates to the changes in fair value of interest rate swaps relating to Group’s previous term loans which were settled in November 2020.

The bonds are secured by:

(i)	pledge over all the existing and future shares of BPGIC FZE;

(ii)	assignment of rights and pledge over the balance in the Earnings account;

(iii)	pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv)	pledge over moveable assets of BPGIC FZE and its subsidiaries;

(v)	security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi)	security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and

(viii)	corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds:

(i)	Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account;

(ii)	Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and

(iii)	Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Group to comply with the following financial covenant:

(i)	Brooge Energy Limited to maintain a minimum equity ratio of 25%.

As of 30 June 2022, the Group was in technical breach of the requirements to comply with the leverage ratio and working capital thresholds. Even though the lenders did not declare an event of default under the bond agreement, these technical breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, the Group has classified the respective bonds as a current liability at the end of 30 June 2022. Subsequent to the year end, the lenders have confirmed their intention to not require immediate repayment of the outstanding amounts or alter the repayment pattern in the original bond agreement.

Bond Waiver letter

On April 27, 2022, the Group entered into an agreement with the Bondholders to implement following amendments to the Bond Financing Facility, effective immediately:

(a)	Waiver of the Events of Defaults that are triggered by the technical breaches of the Leverage Ratio and positive Working Capital covenants until December 31, 2022.

(b)	The requirement to maintain a Leverage Ratio to not exceed certain thresholds is suspended (waived) for the results period from December 31, 2021 to and including December 30, 2022, and shall be tested again for the 12 months results period from (and including) January 1, 2022 to December 31, 2022 (inclusive) at 3.5x, stepping down to 3.0x anytime thereafter (as per the original terms of the Bond Financing Facility). For the avoidance of doubt, the costs associated with the amendments shall not be taken into consideration in EBITDA when calculating Leverage Ratio.

(c)	The requirement to maintain a positive Working Capital is suspended (waived) for the period from December 31, 2021 to and including December 30, 2022, and shall be tested again starting from and including December 31, 2022.

(d)	Permitted Distribution:

(i)	No Permitted Distribution shall be made before BPGIC is in compliance with financial covenant requirements under the original terms of the Bond Facility Financing.

(ii)	Furthermore, BPGIC shall provide to the Bond Trustee a written statement signed by its chief executive officer and chief financial officer within three business days prior to any permitted distribution under the terms of the Bond Financing Facility that (A) states the amount being distributed as a permitted distribution, (B) confirms the conditions with respect to such distribution are satisfied, and (C) declares such distribution will not lead to an Event of Default on the next testing date.

Term loan

During the year, the Group obtained a new term loan facility from a commercial bank in the UAE amounting to USD 2,395,862 to partially finance the purchase of corporate office for the Group in Dubai. The new facility carries interest at 3 months EIBOR + 4% margin (minimum 6.5% per annum) and is repayable in 24 quarterly instalments commencing 6 months after the date of disbursement.

The term loan is secured by:

i.	Corporate Guarantee of M/s Brooge Energy Limited.

ii.	BPGIC Phase III FZE grants in favor of the commercial bank a First Rank Degree Mortgage for a total mortgage of AED 13,000,000 of the corporate office.

iii.	Rental Income generated by the corporate office to be automatically assigned to the commercial bank unless the parties agree otherwise in writing.

iv.	Authority to debit account no: 1001752862 of BPGIC FZE signed by the signatories (RIM No.1123593)

v.	Promissory note for the secured loan.

vi.	Security cheque covering the total facility limit drawn by the Group.

21	Borrowings

(Figures in USD)	2022	2021
Term loan	2,178,737	Nil
Bonds	171,343,445	182,781,617
	173,522,182	182,781,617

The current and non- current break up as below:

Non- Current	Maturity
Term loan	2028	1,782,603	Nil
		1,782,603	Nil

Current
Term loan		396,134	Nil
Bonds	On demand	171,343,445	182,781,617
		171,739,579	182,781,617

Bonds	Coupon rate %	Effective interest rate %	Maturity date	2022 USD	2021 USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	171,343,445	182,781,617

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. An amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. At 31 December 2022, management has assessed the value of the call option of USD 9,306,741 and classified as change in fair value of derivative financial instrument.

The bonds are secured by:

(i)	pledge over all the existing and future shares of BPGIC FZE;

(ii)	assignment of rights and pledge over the balance in the Earnings account;

(iii)	pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv)	pledge over moveable assets of BPGIC FZE and its subsidiaries;

(v)	security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi)	security assignment over insurance contracts for phase I terminal, phase II terminal and admin building;

(vii)	security assignment over group and intercompany loans; and

(viii)	corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds.

(i)	Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account;

(ii)	Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and

(iii)	Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.

As of 31 December 2022, the Group was in technical breach of the requirements to comply with the leverage ratio and working capital thresholds. Even though the lenders did not declare an event of default under the bond agreement, these technical breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, the Group has classified the respective bonds as a current liability at the end of 31 December 2022. Subsequent to the year end, the lenders have confirmed their intention to not require immediate repayment of the outstanding amounts or alter the repayment pattern in the original bond agreement.

Bond Waiver letter

On April 27, 2022, the Group entered into an agreement with the Bondholders to implement following amendments to the Bond Financing Facility, effective immediately:

(a)	Waiver of the Events of Defaults that are triggered by the technical breaches of the Leverage Ratio and positive Working Capital covenants until December 31, 2022.

(b)	The requirement to maintain a Leverage Ratio to not exceed certain thresholds is suspended (waived) for the results period from December 31, 2021 to and including December 30, 2022, and shall be tested again for the 12 months results period from (and including) January 1, 2022 to December 31, 2022 (inclusive) at 3.5x, stepping down to 3.0x anytime thereafter (as per the original terms of the Bond Financing Facility). For the avoidance of doubt, the costs associated with the amendments shall not be taken into consideration in EBITDA when calculating Leverage Ratio.

(c)	The requirement to maintain a positive Working Capital is suspended (waived) for the period from December 31, 2021 to and including December 30, 2022, and shall be tested again starting from and including December 31, 2022.

(d)	Permitted Distribution:

(i)	No Permitted Distribution shall be made before BPGIC is in compliance with financial covenant requirements under the original terms of the Bond Facility Financing.

(ii)	Furthermore, BPGIC shall provide to the Bond Trustee a written statement signed by its chief executive officer and chief financial officer within three business days prior to any permitted distribution under the terms of the Bond Financing Facility that (A) states the amount being distributed as a permitted distribution, (B) confirms the conditions with respect to such distribution are satisfied, and (C) declares such distribution will not lead to an Event of Default on the next testing date.

Term loan

During the year, the Group obtained a new term loan facility from a commercial bank in the UAE amounting to USD 2,395,862 to partially finance the purchase of corporate office for the Group in Dubai. The new facility carries interest at 3 months EIBOR + 4% margin (minimum 6.5% per annum) and is repayable in 24 quarterly instalments commencing 6 months after the date of disbursement.

The term loan is secured by

i.	Corporate Guarantee of M/s Brooge Energy Limited

ii.	BPGIC Phase III FZE grants in favor of the commercial bank a First Rank Degree Mortgage for a total mortgage of AED 13,000,000 of the corporate office.

iii.	Rental Income generated by the corporate office to be automatically assigned to the commercial bank unless the parties agree otherwise in writing.

iv.	Authority to debit account no: 1001752862 of BPGIC FZE signed by the signatories (RIM No. 1123593) v. Promissory note for the secured loan

vi.	Security cheque covering the total facility limit drawn by the Group.

21	Borrowings

Bonds	182,781,617	187,014,715
	182,781,617	187,014,715

The current and non- current break up as below:

Non- Current	Maturity
Bonds	2025	Nil	180,014,715
		Nil	180,014,715
Current
Bonds	On demand	182,781,617	7,000,000
		182,781,617	7,000,000

	Coupon	Effective		2021	2020
Bonds	rate %	interest rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	182,781,617	187,014,715

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. An amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. At 31 December 2021, management has assessed the value of the call option of USD 5,422,917 and classified as change in fair value of derivative financial instrument. The comparative amount of USD 340,504 relates to the changes in fair value of interest rate swaps relating to Group’s previous term loans which were settled in November 2020.

The bonds are secured by:

(i) pledge over all the existing and future shares of BPGIC FZE;

(ii) assignment of rights and pledge over the balance in the Earnings account;

(iii) pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv) pledge over moveable assets of BPGIC FZE and its subsidiaries;

(v) security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi) security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and

(viii) corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds:

(i) Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account;

(ii) Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and

(iii) Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Group to comply with the following financial covenant:

(i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.

As of 31 December 2021, the Group was in technical breach of the requirements to comply with the leverage ratio and working capital thresholds. Even though the lenders did not declare an event of default under the bond agreement, these technical breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, the Group has classified the respective bonds as a current liability at the end of 31 December 2021. Subsequent to the year end, the lenders have confirmed their intention to not require immediate repayment of the outstanding amounts or alter the repayment pattern in the original bond agreement.

Term loan

During the year, the Group obtained a new term loan facility from a commercial bank in the UAE amounting to USD 2,395,862 to partially finance the purchase of corporate office for the Group in Dubai. The new facility carries interest at 3 months EIBOR + 4% margin (minimum 6.5% per annum) and is repayable in 24 quarterly instalments commencing 6 months after the date of disbursement. Subsequent to the year end on 28 February 2022, the Group has made a drawdown of USD 2,376,804 from the term loan facility.

22	Borrowings

Bonds	187,014,715	Nil
Secured term loans	Nil	86,435,137
Promissory notes	Nil	2,265,000
	187,014,715	88,700,137

The current and non- current break up as below:

Non- Current	Maturity 2025
Bonds		180,014,715	Nil
Term loan 1		Nil	68,271,743
Term loan 2		Nil	5,889,207
		180,014,715	74,160,950

Current
Bonds	7,000,000	Nil
Term loan 1	Nil	10,135,939
Term loan 2	Nil	2,138,248
Term loan 3	Nil	Nil
Promissory notes	Nil	2,265,000
	7,000,000	14,539,187

	Coupon	Effective interest		2020	2019
Bonds	rate %	rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	September 2015	187,014,715	Nil

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. An amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. At 31 December 2020, management has assessed the value of the call option to be immaterial.

The bonds are secured by:

(i) pledge over all the existing and future shares of BPGIC FZE;

(ii) assignment of rights and pledge over the balance in the Earnings account;

(iii) pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv) pledge over moveable assets of BPGIC FZE and its subsidiaries;

(v) security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi) security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and

(viii) corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter-company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds:

(i) Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account;

(ii) Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and

(iii) Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.

As of 31 December 2020, BPGIC FZE and the Group was in compliance with its commitments under the bond agreement.

Included in secured loans are the below term loans:

Term loan 1

In 2014, the Group obtained term loan facility (1) amounting to USD 84,595,154 from a commercial bank in the UAE to partially finance the construction of phase 1 (14 oil storage tanks in Fujairah). During the year 2019, the Group has not drawn down any amounts (2018: USD 550,445) from this facility. The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and is stated net of prepaid finance cost of USD 499,158. The interest is due on a quarterly basis from the loan drawdown date.

In 2018, the Group entered into an agreement to amend term loan facility (1). As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously. As of 31 December 2018, the Group had not paid USD 3.7 million of principal and accrued interest that was due under the Phase I Financing Facilities. Also, as of 31 December 2018, the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Phase I Financing Facilities. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans. Accordingly, as of 31 December 2018, the Group classified its debt balance of $94.8 million as a current liability.

On 10 September 2019, the Group entered into an agreement with the bank to again amend term loan facility (1). The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.

On 30 December 2019, the Group entered into an amendment for term loan facility (1). The loan was payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 6,612,194, which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064. At 31 December 2019, the Group’s current liabilities exceeded its current assets by USD 72.7 million. Subsequent to the year end, the Group defaulted on its commitments under its term loans and the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Group’s loan agreements. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans.

On 15 June 2020, the Group entered into another amendment for term loan facility (1). The new payment terms comprised of 46 instalments starting 30 June 2020 with final maturity on 31 July 2030. The loan carried interest at 6 month EIBOR + 4% [minimum 5%] per annum to be further enhanced to 6 month EIBOR + 4.5% [minimum 5%] per annum starting from January 2021, compared to interest at 3 month EIBOR + 3% per annum previously. An amendment fee of USD 136,128 was paid.

In November 2020, the Group fully settled the term loan facility (1) using the proceeds of the Bond issue. The Group paid USD 74,082,548 in final settlement in addition to repayments of USD 4,824,291 during the year. The final settlement amount included USD 559,637 as a prepayment penalty.

Term loan 2

During 2017, the Group obtained an additional term loan facility (2) of USD 11,108,086 from a commercial bank in the UAE for the construction of an administrative building in Fujairah. The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017 and is stated net of prepaid finance cost of USD 58,578 .The interest is due on a quarterly basis from the loan drawdown date.

During the year 2018, the Group has entered in to an agreement to amend term loan facility (2). The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously. Term loan (2) was not amended as part of the 10 September 2019 and 30 December 2019 agreements to amend loan (1). In 2019, the Group repaid all instalments due in accordance with the repayment schedule.

On 15 June 2020, the Group entered into another amendment by revoking the previous amendment for term loan facility (2). The loan was payable in 16 instalments starting 30 June 2020 with final maturity on 31 July 2030. The loan carried interest at 3 month EIBOR + 4% [minimum 5%] per annum to be further enhanced to 3 month EIBOR + 4.5% [minimum 5%] per annum starting from January 2021 as compared to interest at 3 month EIBOR + 3% per annum previously.

In November 2020, the Group fully settled the term loan facility (2) using the proceeds of the Bond issue. The Group paid USD 7,546,964 in final settlement in addition to repayments of USD 539,069 during the year. The final settlement amount included USD 147,006 as a prepayment penalty.

The term loans 1 and 2 were secured by a mortgage on the tanks and the office/administration building, step-in right to the leased land and assignment of insurance policies. The security was released upon the settlement of loans.

Term Loan 3

In 2018, the Group obtained a new facility from a commercial bank in the UAE amounting to USD 95,290,000 to partially finance the construction of phase 2. The new facility carries interest at 3 month EIBOR + 3% margin and is repayable in 17 bi-annual instalments commencing 6 months after the date of completion of phase 2.

The Group did not make any drawdowns on the term loan facility (4). In 2020, the Group has cancelled the facility subsequent to the issuance of the bonds.

Promissory notes

Pursuant to the Business Combination Agreement, on December 20, 2019, Twelve Seas, Early Bird Capital (EBC), and the Company entered into the Business Combination Marketing Agreement Fee Amendment (the “BCMA Fee Amendment”) whereby the Company became party to the Business Combination Marketing Agreement solely with respect to the provision relating to EBC’s fees and EBC’s fees were amended. Pursuant to the Business Combination Marketing Agreement, as amended by the BCMA Fee Amendment, EBC received as full payment for any and all fees under the Business Combination Marketing Agreement, a cash fee equal to USD 3 million and a USD 1.5 million non interest bearing promissory note of the Company due and payable on the earlier of (i) the first anniversary of the Closing and (ii) the consummation by the Company of a follow-on securities offering. In case of default, the promissory note would bear interest at the rate of 10% per annum.

There is an additional promissory note of USD 765,000 that was issued by Twelve Seas prior to the Business Combination payable to Twelve Seas sponsors which was included in the net assets contributed by Twelve Seas as part of the Business Combination, further details disclosed in Note 31.

22	Borrowings

(Figures in USD)	2019	2018
Secured term loans	86,435,137	94,792,088
Promissory notes	2,265,000	Nil
Bank overdraft	Nil	3,745,048
	88,700,137	98,537,136

The current and non- current break up as below:

	Maturity
Non- Current
Term loan 1	2030	68,271,743	Nil
Term loan 2	2023	5,889,207	Nil
		74,160,950	Nil

	Maturity
Current
Term loan 1	2020	10,135,939	82,245,595
Term loan 2	2020	2,138,248	10,165,703
Term loan 3	2020	Nil	2,380,790
Promissory notes		2,265,000	Nil
		14,539,187	94,792,088

Included in secured loans are the below term loans:

Term loan 1

In 2014, the Group obtained term loan facility (1) amounting to USD 84,595,154 from a commercial bank in the UAE to partially finance the construction of Phase 1 (14 oil storage tanks in Fujairah). During the year 2019, the Group has not drawn down any amounts (2018: USD 550,445) from this facility. The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and is stated net of prepaid finance cost of USD 499,158 (2018: USD 559,607). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

In 2018, the Group entered into an agreement to amend term loan facility (1). As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously.

On 10 September 2019, the Group entered into an agreement with the bank to again amend term loan facility (1). The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.

On 30 December 2019, the Group entered into another amendment by revoking the previous amendment for term loan facility (1). The loan is now payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments includes a one-time lump sum repayment of USD 6,612,194, which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064.

Term loan 2

During 2017, the Group obtained an additional term loan facility (2) of USD 11,108,086 from a commercial bank in the UAE for the construction of an administrative building in Fujairah. The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017 and is stated net of prepaid finance cost of USD 58,578 (2018: USD 76,606). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

During the year 2018, the Group has entered in to an agreement to amend term loan facility (2). The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously.

Term loan (2) was not amended as part of the 10 September 2019 and 30 December agreement to amend loan (1). In 2019, the Group repaid all instalments due under the repayment schedule.

Term loan 1 and 2

The term loans are secured by a mortgage on the tanks and the office/administration building, step-in right to the leased land and assignment of insurance policies.

Under the term loan facility agreements, the Group is subject to certain covenants requiring amongst other things, the maintenance of:

i) a minimum debt service coverage ratio of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default; the debt service coverage ratio (DSCR) is defined as net operating income divided by total debt service and;

ii) an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times.

Under the amended agreement signed on 30 December 2019, the maintenance of above covenants is required to be complied from 28 February 2020. As of December 31, 2019, the Group was in compliance with its commitments under the loan agreements and has accordingly classified the balance between current and non-current liability based on the loan agreements in effect at December 31, 2019.

Subsequent to year end, the Group has again defaulted on the instalments due under the loan agreements and are also in breach of the loan covenants. The lender has not declared an event of default under the loan agreement.

The Group negotiated another amendment to the term loan facilities (1) and (2) on 15 June 2020. Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from 30 June 2020 with final maturity in 30 July 2030 and 31 July 2023, respectively. The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further increased to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further increased to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously.

The Group has to pay USD 8.8 million for term loan (1) and (2) in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000.

All securities and covenants under the original agreements remain in effect under the amended agreement except debt service reserve account (DSRA) balance to be maintained from 31 October 2020 and debt service coverage ratio (DSCR) to be commenced from 31 December 2020. Under this agreement, term loans (1) and (2) are also secured by assignment of the proceeds from operation of the tanks of Phase 1 and 2.

Term Loan 3

In 2018, the Group has obtained a facility from a commercial bank in the UAE to settle accrued interest on term loan (1) amounting to USD 3,539,341. The facility carried interest at 1 month EIBOR + 2% margin and was repayable in 15 equal monthly instalments commencing from date of disbursement. The facility has been fully settled during the year.

Term Loan 4

In 2018, the Group obtained a new facility from a commercial bank in the UAE amounting to USD 95,290,000 to partially finance the construction of Phase 2. The new facility carries interest at 3 month EIBOR + 3% margin and is repayable in 17 bi-annual instalments commencing 6 months after the date of completion of Phase 2.

The term loan facility (4) is secured by a mortgage on the Phase 2 storage tanks, step-in right to the leased land and assignment of the proceeds from operation of the tanks and insurance policies.

Under the term loan facility agreement, the Group is subject to certain covenants requiring amongst other things, the maintenance of (i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest. The facility service coverage ratio is calculated as revenues minus expenses from the phase 2 storage tanks divided by the current debt commitments on term loan (4) including interest. The participations to value ratio at any date is calculated as total debt commitments on term loan facility (4) as of that date divided by the most recent valuation of the phase 2 storage tanks. The participations to cost ratio at any date is calculated as the total debt commitments on term loan facility (4) as of that date as a percentage of the sum of actual constructions costs plus project expenses paid as of that date on the phase 2 storage tanks.

The term loan facility (4) agreement includes an initial condition precedent that requires evidence of initial equity contribution by the Group towards the phase 2 storage tanks before the loan facility can be utilised. The Group has not made any drawdowns on the term loan facility (4) as of the date of issuance of these consolidated financial statements.

Promissory notes

Pursuant to the Business Combination Agreement, on December 20, 2019, Twelve Seas, Early Bird Capital (EBC), and the Company entered into the Business Combination Marketing Agreement Fee Amendment (the “BCMA Fee Amendment”) whereby the Company became party to the Business Combination Marketing Agreement solely with respect to the provision relating to EBC’s fees and EBC’s fees were amended. Pursuant to the Business Combination Marketing Agreement, as amended by the BCMA Fee Amendment, EBC received as full payment for any and all fees under the Business Combination Marketing Agreement, a cash fee equal to USD 3.0 million and a USD 1.5 million non-interest bearing promissory note of the Company due and payable on the earlier of (i) the first anniversary of the Closing and (ii) the consummation by the Company of a follow-on securities offering. In case of default, the promissory note would bear interest at the rate of 10% per annum.

There is an additional promissory note of USD 0.8 million that was issued by Twelve Seas prior to the Business Combination payable to Twelve Seas sponsors which was included in the net assets contributed by Twelve Seas as part of the Business Combination, further details disclosed in Note 30.

19	Borrowings

Bank overdraft	3,745,048	164,175
Secured term loans	94,792,088	94,163,751
	98,537,136	94,327,926

Included in secured loans are the below term loans:

Term loan 1

The term loan facility was obtained in 2014 to partially finance the construction of 14 oil storage tanks in Fujairah (Phase 1). The loan facility amounted to USD 84,595,154. As per the initial agreement, the loan was repayable in 48 quarterly instalments commencing 27 months after the constructing’s with final maturity not exceeding 31 March 2028, however, as per the amended agreements, the loan was repayable starting October 2018 with final maturity in July 2030.

The interest rate on the loan was initially at 6 month EIBOR + 3.5%, however as per above mentioned amendment, it was revised to 6 month EIBOR+3%.

Term loan 2

The term loan facility was obtained in 2017 for constructing an administrative building in Fujairah. The loan facility amount to USD 11,108,086 and was repayable in 20 quarterly instalments. The repayable period commenced after a 6 months grace period on April 2017. The loan is recorded net of prepaid finance cost of USD 76,606 (2017: USD 94,634).

During the year, the term loan agreement was amended to revise the repayable date starting on October 2018 with final maturity in July 2023. The interest rate on the loan was initially charged at 3 month EIBOR + 3.5%, however after the amendment, it was revised to 3 month EIBOR + 3%.

Term loans 1 and 2

The below covenants were applicable to Term Loans 1 and 2:

i)	a minimum debt service coverage ratio (net operating income divided by total debt service) of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default;

ii)	an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times.

As at the year end, both the above covenants were not met by Company, however the lender did not declare these events as defaults under the loan agreements. This non-compliance resulted in classification of the bank loans as a current liability.

The securities on Term Loans 1 and 2 are as below:

(i)	mortgage on the tanks and the office/administration building

(ii)	step-in right to the leased land and assignment of insurance policies

(iii)	corporate guarantees from M/s Al Brooge Capital Providing for Oil and Gas LLC and M/s Emirates Investment Company LLC FZC.

(iv)	assignment of the proceeds from operation of the tanks and insurance policies

As at the year end, the Company did not pay the principal and accrued interest on this loan. Although this event constituted as a default under the loan agreement, the lender did not declare this event as a breach requiring immediate repayment of the loan.

Term Loan 3

The term loan facility was obtained during the year to settle the accrued interest on Term Loan 1. The loan facility amounted to USD 3,539,341 and carried 1 month EIBOR + 2% margin and is repayable in 15 equal monthly instalments commencing from date of disbursement and is due on 14 October 2019.

The term loan facility (3) is secured by a mortgage on the tanks and office/administration building, step-in right to the leased land and assignment of the proceeds from operation of the tanks and insurance policies. The term loan is also secured by guarantees from the following owners: (i) Al Brooge Capital Providing for Oil and Gas LLC, and (ii) Emirates Investment Company LLC FZC.

Term Loan 4

The term loan facility was obtained during the year to partially finance the construction of Phase 2. The facility amounted to USD 95,290,000 and carried an interest at 3 month EIBOR + 3% margin. The loan is repayable in 17 bi-annual instalments and commences 6 months after the date of completion of Phase 2.

The term loan facility 4 is secured by a mortgage on the Phase 2 storage tanks, step-in right to the leased land and assignment of the proceeds from operation of the tanks and insurance policies. The term loan is also secured by guarantees from the following owners: (i) Al Brooge Capital Providing for Oil and Gas LLC, and (ii) Emirates Investment Company LLC FZC.

Under the term loan facility agreement, the Company is subject to certain covenants requiring amongst other things, the maintenance of (i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest. The facility service coverage ratio is calculated as revenues minus expenses from the Phase 2 storage tanks divided by the current debt commitments on term loan (4) including interest. The participations to value ratio at any date is calculated as total debt commitments on term loan facility (4) as of that date divided by the most recent valuation of the Phase 2 storage tanks. The participations to cost ratio at any date is calculated as the total debt commitments on term loan facility (4) as of that date as a percentage of the sum of actual constructions costs plus project expenses paid as of that date on the Phase 2 storage tanks.

A condition was included in the agreement requiring evidence of initial contribution by the Company towards Phase 2 storage tanks prior to utilisation of the loan facility. There were no drawdowns of the term loan made as at the year end.

All the above loans were drawn in AED.